Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Treasury shares	Subscription receivables	Additional paid-in- capital	Accumulated other comprehensive (loss) income	Retained earnings	Total
Balance at Sep. 30, 2024	$ 1,024,034			$ 903,051	$ 22,926	$ 598,666	$ 2,548,677
Balance (in Shares) at Sep. 30, 2024	11,250,000
Foreign currency translation adjustment					(3,199)		(3,199)
Net loss for the period						(256,785)	(256,785)
Balance at Mar. 31, 2025	$ 1,024,034			903,051	19,727	341,881	2,288,693
Balance (in Shares) at Mar. 31, 2025	11,250,000
Balance at Sep. 30, 2025	$ 3,980,040			903,051	32,230	731,600	5,646,921
Balance (in Shares) at Sep. 30, 2025	12,500,000
Foreign currency translation adjustment					(38,258)		(38,258)
Issurance of shares	$ 3,122,440	(3,122,440)
Issurance of shares (in Shares)	101,755
Issuance of shares for share-based compensation awards	$ 38,850,000						38,850,000
Issuance of shares for share-based compensation awards (in Shares)	2,500,000
Net loss for the period						(39,463,222)	(39,463,222)
Balance at Mar. 31, 2026	$ 45,952,480	$ (3,122,440)		$ 903,051	$ (6,028)	$ (38,731,622)	$ 4,995,441
Balance (in Shares) at Mar. 31, 2026	15,101,755